Notes to Profit or Loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Notes to Profit or Loss

4 Notes to Profit or Loss

4.1	REVENUES

In 2018, revenues consisted of milestone payments and royalties totaling € 19.3 million (2017: € 7.3 million; 2016: € 5.6 million). In 2018, 2017 and 2016 these were entirely generated by the Partnered Discovery segment.

Revenues from license fees (except milestone payments and royalties) amounted to € 51.2 million in 2018 (2017: € 37.5 million; 2016: € 22.8 million) and was attributable to the Proprietary Development segment in the amount of € 50.6 million (2017: € 16.8 million), and to the Partnered Discovery segment in the amount of € 0.6 million (2017: € 20.7 million; 2016: € 22.8 million).

Of the service fee revenues totaling € 5.9 million (2017: € 22.0 million; 2016: € 21.4 million), € 3.0 million (2017: € 0.8 million; 2016: € 0.6 million) was attributable to the Proprietary Development segment, and € 2.9 million (2017: € 21.2 million; 2016: € 20.8 million) to the Partnered Discovery segment. Substantially all service fee revenues relate to revenue on a gross basis (principal).

Of the total revenues in 2018, revenues of € 19.0 million were recognized from performance obligations that were fulfilled in previous periods and relate to milestone payments and royalties (2017: € 7.8 million; 2016: € 7.1 million).

4.2	OPERATING EXPENSES

4.2.1	COST OF SALES

Cost of sales consists of the items below.

in 000’ €	2018	2017	2016
Personnel Expenses	1,797	0	0

Total	1,797	0	0

4.2.2	RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses are composed of the items below.

in 000’ €	2018	2017	2016
Personnel Expenses	25,288	28,482	25,145
Consumable Supplies	2,310	2,588	2,321
Other Operating Expenses	2,761	2,757	2,608
Impairment, Amortization and Other Costs of Intangible Assets	22,760	13,503	13,689
External Services	47,889	61,119	44,311
Depreciation and Other Costs for Infrastructure	5,389	4,865	5,889

Total	106,397	113,314	93,963

4.2.3	SELLING EXPENSES

Selling expenses consist of the items below.

in 000’ €	2018	2017	2016
Personnel Expenses	2,536	1,771	1,661
Consumable Supplies	3	1	1
Other Operating Expenses	538	386	444
Amortization of Intangible Assets	25	0	0
External Services	2,953	2,658	338
Depreciation and Other Costs for Infrastructure	328	0	0

Total	6,383	4,816	2,444

4.2.4	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses included the items below.

in 000’ €	2018	2017	2016
Personnel Expenses	15,016	11,797	9,208
Consumable Supplies	15	33	97
Other Operating Expenses	1,012	714	847
Amortization of Intangible Assets	97	112	111
External Services	4,475	2,224	2,244
Depreciation and Other Costs for Infrastructure	1,313	838	925

Total	21,928	15,718	13,432

4.2.5	PERSONNEL EXPENSES

Personnel expenses included the items below.

in 000’ €	2018	2017	2016
Wages and Salaries	30,349	28,196	27,146
Social Security Contributions	4,341	4,542	4,570
Share-based Payment Expense	5,585	4,975	2,357
Temporary Staff (External)	1,241	881	1,061
Other	3,121	3,456	880

Total	44,637	42,050	36,014

Personnel expenses from share-based payment in 2018 included a one-time entitlement granted to related parties to receive treasury shares amounting to € 2.1 million. Further details can be found in Item 6.5.4 of the Notes.

In 2018, other personnel expenses mainly included costs for personnel recruitment as well as promotion and development measures. In 2017, this item consisted primarily of costs for severance payments and measures to recruit, promote and develop personnel. In 2016, other personnel expenses comprised mainly of recruitment costs.

Due to the increasing importance of selling expenses in connection with the planned preparations for the commercialization of MOR208, the existing functions presented in profit or loss were expanded in 2018 to include the area of “sales”. In order to ensure the comparability of information, the previous year’s figures have been adjusted accordingly. The average number of employees in the 2018 financial year was 327 (2017: 344; 2016: 354). Of the 329 employees on December 31, 2018 (December 31, 2017: 326; December 31, 2016: 345), 246 were active in research and development (December 31, 2017: 253; December 31, 2016: 280), 21 in sales (December 31, 2017: 14; December 31, 2016: 12), and 62 were engaged in general and administrative functions (December 31, 2017: 59 employees; December 31, 2016: 53 employees). As of December 31, 2018, there were 209 employees in the Proprietary Development segment and 49 employees in the Partnered Discovery segment while 71 employees were not allocated to a specific segment (December 31, 2017: 161 in the Proprietary Development segment, 105 employees in the Partnered Discovery segment and 60 employees were unallocated; December 31, 2016: 135 in the Proprietary Development segment, 156 employees in the Partnered Discovery segment and 54 employees were unallocated). Costs for defined-contribution plans amounted to € 0.7 million in 2018 (2017: € 0.6 million; 2016: € 0.5 million).

4.3	OTHER INCOME AND EXPENSES, FINANCE INCOME AND FINANCE EXPENSES

in 000’ €	2018	2017	2016
Grant Income	153	157	327
Gain on Foreign Exchange	677	485	192
Gain from recognition of previously unrecognized intangible assets	350	0	0
Reversal of Impairment for Accounts Receivable Previously Deemed Impaired	0	76	15
Miscellaneous Income	465	402	175
Other Income	1,645	1,120	709

Loss on Foreign Exchange	(457)	(844)	(400)
Impairment of Other Receivables	0	0	(7)
Miscellaneous Expenses	(232)	(827)	(147)
Other Expenses	(689)	(1,671)	(554)

Gain on Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Gain on Available-for-sale Financial Assets and Bonds)	5	35	294
Interest Income on Other Financial Assets at Amortized Cost	91	236	1,017
Gain on Derivatives	322	441	74
Finance Income	418	712	1,385

Loss on Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Loss on Available-for-sale Financial Assets and Bonds)	(85)	(120)	(1,209)
Interest Expenses for Other Financial Assets at Amortized Cost	(53)	(374)	(20)
Interest Expenses for Financial Liabilites at Amortized Cost	(126)	0	0
Loss on Derivatives	(444)	(1,360)	(44)
Bank Fees	(46)	(41)	(35)
Finance Expenses	(754)	(1,895)	(1,308)

The following net gains or losses resulted from financial instruments in the fiscal year.

in 000’ €	2018	2017	2016
Financial Assets at Fair Value through Profit or Loss	(202)	(919)	30
Other Financial Assets at Amortized Cost	(978)	0	0
Shares at Fair Value through Other Comprehensive Income	(127)	0	0
Financial Liabilities at Amortized Cost	(126)	0	0
Available-for-sale Financial Assets	0	(190)	(1,069)
Financial Assets classified as Loans and Receivables	0	(164)	918

Total	(1,433)	(1,273)	(121)

Net gains or losses mainly comprised gains and losses on derivatives, interest income and expenses as well as valuation effects from changes in fair value.

4.4	INCOME TAX EXPENSES/BENEFIT

MorphoSys AG is subject to corporate taxes, the solidarity surcharge and trade taxes. The Company’s corporate tax rate in 2018 remained unchanged (15.0%) as did the solidarity surcharge (5.5%) and the effective trade tax rate (10.85%).

MorphoSys US Inc. is subject to Federal Corporate Income Tax (21%) and the State Income Tax for Princeton, New Jersey (9%).

The Dutch entities Lanthio Pharma B.V. and LanthioPep B.V. are subject to an income tax rate of 25% on annual income exceeding € 200,000; annual income below € 200,000 is subject to a tax rate of 20%. Depending on certain conditions, a tax rate of previously 5 % and from January 1, 2018, 7 % may be applicable under what is known as the “Innovation Box.”

Income taxes consist of the items listed below.

in 000’ €	2018	2017	2016
Current Tax Income / (Expense) (Thereof Regarding Prior Years: k€ 1; 2017: k€ 171; 2016: k€ (60))	1	(534)	45
Deferred Tax Benefit / (Expenses)	4,304	(502)	(564)

Total Income Tax Benefit / (Expenses)	4,305	(1,036)	(519)

Total Amount of Current Taxes Resulting from Entries Directly Recognized in Other Comprehensive Income	0	0	(82)
Total Amount of Deferred Taxes Resulting from Entries Directly Recognized in Other Comprehensive Income	0	0	(112)

Total Amount of Tax Effects Resulting from Entries Directly Recognized in Equity or Other Comprehensive Income	0	0	(194)

The deferred tax benefit in 2018 mainly resulted from the impairment on intangible assets within the cash-generating unit, the Lanthio Group (€ 3.8 million). Further information can be found in Item 5.7.5 in the Notes.

The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2018 financial year (2017: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax and an average trade tax of 10.85% applicable to the Group.

in 000’ €	2018	2017	2016
Earnings Before Income Taxes	(60,477)	(68,790)	(59,864)
Expected Tax Rate	26,675%	26,675%	26,675%
Expected Income Tax	16,132	18,350	15,969
Tax Effects Resulting from:
Share-based Payment	(363)	(290)	5
Non-Tax-Deductible Items	(126)	(134)	(135)
Differences in Profit or Loss-Neutral Adjustments	3,716	37	812
Non-Recognition of Deferred Tax Assets on Temporary Differences	(349)	3,256	(3,766)
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(14,497)	(22,007)	(13,354)
Tax Rate Differences to Local Tax Rates	(268)	(71)	(46)
Prior Year Taxes	1	(171)	0
Other Effects	59	(6)	(4)
Actual Income Tax	4,305	(1,036)	(519)

The differences in profit or loss-neutral adjustments mainly contained the permanent differences of the issuance costs from the Nasdaq IPO.

As of December 31, 2018, neither deferred tax assets on tax loss carryforwards in the amount of € 51.0 million (December 31, 2017: € 37.4 million) nor deferred tax assets on temporary differences in the amount of € 0.7 million (December 31, 2017: € 0.5 million) were recognized by MorphoSys Group due to losses to be incurred as a result of continued substantial investments in proprietary product development and related business development.

Deferred tax assets and deferred tax liabilities are composed as follows.

in 000’s €, as of December 31	Deferred Tax Asset 2018	Deferred Tax Asset 2017	Deferred Tax Liability 2018	Deferred Tax Liability 2017
Intangible Assets	0	0	4,317	8,297
Receivables and Other Assets	319	0	0	0
Prepaid Expenses and Deferred Charges	0	0	0	3
Other Provisions	278	253	0	0
Other Liabilities	213	236	0	0

Total	810	489	4,317	8,300

	Changes in Deferred Taxes in 2018
in 000’s €, as of December 31	Recognized in Profit or Loss Income / (Expense)	Recognized in Other Comprehensive Income
Intangible Assets	3,980	0
Receivables and Other Assets	319	0
Prepaid Expenses and Deferred Charges	3	0
Other Provisions	25	0
Other Liabilities	(23)	0

Total	4,304	0

As of December 31, 2018, temporary differences of € 1.0 million (December 31, 2017: € 0.2 million) existed in connection with investments in subsidiaries (known as outside basis differences) for which no deferred tax assets were recognized (2017: no deferred tax liabilities).

4.5	EARNINGS PER SHARE

Earnings per share are computed by dividing the 2018 consolidated net loss of € 56,172,121 (2017: consolidated net loss of € 69,826,469; 2016: consolidated net loss of € 60,382,776) by the weighted-average number of ordinary shares outstanding during the respective year (2018: 31,338,948; 2017: 28,947,566; 2016: 26,443,415).

The table below shows the calculation of the weighted-average number of ordinary shares.

	2018	2017
Shares Issued on January 1	29,420,785	29,159,770
Effect of Treasury Shares Held on January 1	(319,678)	(396,010)
Effect of Share Issuance	2,208,146	0
Effect of Transfer of Treasury Stock to Members of the Management Board	0	7,759
Effect of Transfer of Treasury Stock / Shares Issued in January	278	0
Effect of Transfer of Treasury Stock / Shares Issued in February	0	0
Effect of Transfer of Treasury Stock / Shares Issued in March	0	0
Effect of Transfer of Treasury Stock / Shares Issued in April	1,863	154,250
Effect of Transfer of Treasury Stock / Shares Issued in May	4,128	3,778
Effect of Transfer of Treasury Stock / Shares Issued in June	756	1,094
Effect of Transfer of Treasury Stock / Shares Issued in July	1,874	2,038
Effect of Transfer of Treasury Stock / Shares Issued in August	17,754	2,669
Effect of Transfer of Treasury Stock / Shares Issued in September	2,818	3,976
Effect of Transfer of Treasury Stock / Shares Issued in October	76	2,566
Effect of Transfer of Treasury Stock / Shares Issued in November	85	5,549
Effect of Transfer of Treasury Stock / Shares Issued in December	63	127

Weighted-average Number of Shares of Common Stock	31,338,948	28,947,566

In 2018 and 2017, diluted earnings per share equaled basic earnings per share. The effect of 52,930 potentially dilutive shares in 2018 (2017: 87,904 dilutive shares; 2016: 99,764 dilutive shares) resulting from stock options granted to the Management Board, the Senior Management Group and employees of the Company who are not members of the Senior Management Group, has been excluded from the diluted earnings per share because it would result in a decrease in the loss per share and is therefore not to be treated as dilutive.